Debt - Summary of Long-term Debt (Parenthetical) (Detail) - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Loan from foreign banks					$ 1,992,963,415	$ 1,648,779,936
LIBOR [member]
Disclosure of detailed information about borrowings [line items]
Interest rates	0.23838%	1.90838%		1.91213%	0.25763%
TIIE Rate [member]
Disclosure of detailed information about borrowings [line items]
Interest rates			4.466%	7.4465%	4.4842%	7.5555%